Property and Equipment, Net	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.	Property and equipment, net
Property and equipment consist of the following:

	As of
	December 31, 2018	June 30, 2019
Cost:
Office equipment	10,883,248	17,979,597
Leasehold improvements	7,705,824	9,574,794

Total cost	18,589,072	27,554,391
Less: Accumulated depreciation	(4,659,530)	(8,754,980)

Property and equipment, net	13,929,542	18,799,411

Depreciation expense recognized for the six months ended June 30, 2018 and 2019 are summarized as follows:

	Six months ended June 30,
	2018	2019
Cost of revenues	467,538	1,327,502
Research and development expenses	683,365	2,026,004
Sales and marketing expenses	89,986	350,989
General and administrative expenses	308,543	390,953

Total	1,549,432	4,095,448